CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues, net of business tax, value-added tax and related surcharges, financing lease income from related party	¥ 7,988	$ 1,151	¥ 252	¥ 1,194
General and administrative expenses	70	10	113
Interest expense to related party	¥ 15,073	$ 2,171	¥ 6,705